Consolidated Statements of Earnings - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Interest and dividend income:
Interest and fees on loans	$ 12,226	$ 6,053	$ 24,018	$ 11,839	$ 29,812	$ 21,642	$ 18,026
Interest and dividends on taxable investment securities	269	310	525	627	1,178	1,330	1,482
Interest on non-taxable investment securities	114	42	156	84	169	134	183
Interest on interest-bearing deposits and federal funds sold	105	44	208	107	183	206	261
Total interest income	12,714	6,449	24,907	12,657	31,342	23,312	19,952
Interest expense:
Interest on deposits	961	524	1,879	1,074	2,427	2,102	2,502
Interest on borrowings	110	110	219	219	442	511	778
Total interest expense	1,071	634	2,098	1,293	2,869	2,613	3,280
Net interest income	11,643	5,815	22,809	11,364	28,473	20,699	16,672
Provision for loan losses	120		281		978		125
Net interest income after provision for loan losses	11,523	5,815	22,528	11,364	27,495	20,699	16,547
Other income:
Service charges and fees on deposit accounts	308	172	575	338	714	630	535
Mortgage origination and fee income	1,505	1,048	2,776	1,753	3,752	4,035	3,254
Merchant sponsorship revenue	191		191
Income from bank owned life insurance	86	60	165	120	242	236	194
Wealth management fees	13	15	32	29	58	89	103
(Loss) gain on other real estate	(11)		(24)	5	13	62	396
(Loss) gain on sale of investment securities available-for-sale					(33)	47
Other	114	31	255	48	286	203	183
Total other income	2,206	1,326	3,970	2,293	5,032	5,302	4,665
Other expense:
Salaries and employee benefits	5,114	3,119	10,101	6,115	15,459	13,443	11,587
Commission-based compensation	1,056	471	1,852	777
Occupancy and equipment	829	459	1,665	895	1,944	1,727	1,733
Core deposit intangible amortization					19
Other	2,506	1,386	5,066	2,529	6,032	4,515	4,764
Total other expense	9,616	5,435	18,906	10,316	23,453	19,685	18,084
Earnings before income taxes	4,113	1,706	7,592	3,341	9,074	6,316	3,128
Income tax expense	1,264	568	2,356	1,160	3,159	2,310	1,071
Net earnings	2,849	1,138	5,236	2,181	5,915	4,006	2,057
Less: Net earnings attributable to noncontrolling interest	593		1,059		512
Net earnings attributable to National Commerce Corporation	$ 2,256	$ 1,138	$ 4,177	$ 2,181	$ 5,403	$ 4,006	$ 2,057
Basic earnings per common share	$ 0.24	$ 0.20	$ 0.49	$ 0.38	$ 0.92	$ 0.70	$ 0.36
Diluted earnings per common share	$ 0.24	$ 0.20	$ 0.48	$ 0.38	$ 0.91	$ 0.69	$ 0.36
Core Deposits [Member]
Other expense:
Core deposit intangible amortization	$ 111		$ 222		$ 18